Financial Instruments (Details) - Schedule of Interest-Bearing Loans and Borrowings - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Current
Total Non-current	£ 353,563	£ 358,608
Total Current	£ 103,357	207,981
Current [member]
Current
Convertible notes, Interest rate	2.00%
Convertible notes, Maturity	Within one year
Convertible notes	£ 1,248	1,301
Stocking loans, Maturity	On earlier of sale or 180 days
Stocking loans	£ 82,350	161,592
Subscription facilities, Interest rate	1.7%
Subscription facilities, Maturity	Within one year
Subscription facilities	£ 763	14,983
Secured asset financing, Maturity	Within one year
Secured asset financing	£ 1,024	1,479
Bank loans, Maturity	Within one year
Bank loans		30
Lease liabilities, Maturity	Within one year
Lease liabilities	£ 17,972	28,596
Non-current [Member]
Current
Convertible notes, Interest rate	2.00%
Convertible notes, Maturity	2027
Convertible notes	£ 275,169	265,631
Secured asset financing, Maturity	2026 – 2027
Secured asset financing	£ 2,338	4,113
Lease liabilities, Maturity	2024 – 2042
Lease liabilities	£ 76,056	£ 88,864
Bottom of range [member] | Current [member]
Current
Stocking loans, Interest rate	0.5%
Secured asset financing, Interest rate	3.00%
Lease liabilities, Interest rate	1%
Bottom of range [member] | Non-current [Member]
Current
Secured asset financing, Interest rate	3.00%
Lease liabilities, Interest rate	1%
Top of range [member] | Current [member]
Current
Stocking loans, Interest rate	2%
Secured asset financing, Interest rate	12.00%
Lease liabilities, Interest rate	13%
Top of range [member] | Non-current [Member]
Current
Secured asset financing, Interest rate	12.00%
Lease liabilities, Interest rate	13%